Subsequent Events	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 02, 2021	Dec. 31, 2021
Subsequent Events

NOTE 12 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements other than as follows:

On December 3, 2021, the Company consummated the previously announced business combinations pursuant to (1) the agreement and plan of merger, dated as of May 25, 2021, by and among P3 Health Group Holdings, and FAC Merger Sub LLC, and (2) the transaction and combination agreement, dated as of May 25, 2021, by and among Foresight and the Merger Corps, CPF P3 Blocker-A, LLC, , CPF P3 Blocker-B, LLC, , CPF P3 Splitter, LLC, , Chicago Pacific Founders Fund-A, L.P, and Chicago Pacific Founders Fund-B, L.P., , pursuant to which, among other things, P3 Health Group Holdings merged with and into Merger Sub, with Merger Sub as the surviving company, which was renamed P3 Health Group, LLC, and the Merger Corps merged with and into the Blockers, with the Blockers as the surviving entities and wholly-owned subsidiaries of the Company. Upon completion of the Business Combinations, the Company and P3 LLC were organized in an “Up-C” structure in which all of the P3 LLC operating subsidiaries are held directly or indirectly by P3 LLC, and the Company directly owned approximately 17.1% of P3 LLC and became the sole manager of P3 LLC.

Following the Closing, substantially all of the Company’s assets and operations are held and conducted by P3 LLC and its subsidiaries, and the Company’s only assets are equity interests in P3 LLC. In connection with the Closing, the Company changed its name from “Foresight Acquisition Corp.” to “P3 Health Partners Inc.”

P3 Health Partners Inc.
Subsequent Events

Note 27: Subsequent Events

On July 19, 2022, Nasdaq granted us a grace period of up to 180 calendar days from the due date of the 2021 Form 10-K, or until September 27, 2022, in which to regain compliance with the Listing Rule. On August 17, 2022, we received a deficiency notice from Nasdaq as a result of the delay in filing its Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2022 (the “Second Quarter Form 10-Q”), indicating that any additional Nasdaq exception to allow the Company to regain compliance with all delinquent filings, including the Second Quarter Form 10-Q, would be limited to September 27, 2022. Because the Company did not file the 2021 Form 10-K, the First Quarter Form 10-Q and the Second Quarter Form 10-Q with the SEC before September 27, 2022, Nasdaq notified the Company on September 28, 2022, that the Nasdaq Listing Qualifications Department has initiated a process to delist the Company’s securities from Nasdaq as a result of the Company not being in compliance with the Listing Rule. On October 5, 2022, the Company appealed Nasdaq’s delisting determination by requesting a hearing before the Nasdaq Hearing Panel (the “Panel”), which request automatically stays the suspension of the Company’s securities for a period of 15 days from the date of the request. In connection with its request for a hearing, the Company has requested that the suspension of the Company’s securities be further stayed pending the hearing process. The Company was granted a hearing by the Nasdaq Staff, which is scheduled for November 3, 2022.

There can be no assurance that our appeal will be successful.

Note 31: Subsequent Events

Events Subsequent to the July 2, 2021 Issuance of the December 31, 2020 Financial Statements (Unaudited)

Subsequent to the July 2, 2021 issuance of the December 31, 2020 consolidated financial statements, events or conditions occurred that led to the conclusion that substantial doubt exists about the Company’s ability to continue as a going concern as further described in Note 3.

Transaction Bonus Agreements

As disclosed in the Form 8-K filed on May 18, 2022, the Company’s Board of Directors approved entering into employment agreements and transaction bonus agreements with the Company’s Chief Executive Officer and Chief Medical Officer. The transaction bonus agreements provide for aggregate payments by the Company of $10,000,000 in 2022, which will be charged to operating expense in 2022.

Nasdaq Notification

On May 18, 2022, the Company received a notification from the listing qualifications department of the Nasdaq Stock Market LLC (“Nasdaq”) indicating that as a result of the Company’s untimely filing of the its Annual Report on Form 10-K for the fiscal year ended December 31, 2021 (the “2021 Form 10-K”) and Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2022 (the “First Quarter Form 10-Q”), the Company was not in compliance with the requirements for continued listing under Listing Rule 5250(c)(1) (the “Listing Rule”), which requires listed companies to timely file all required periodic financial

On July 19, 2022, Nasdaq granted us a grace period of up to 180 calendar days from the due date of the 2021 Form 10-K, or until September 27, 2022, in which to regain compliance with the Listing Rule. On August 17, 2022, we received a deficiency notice from Nasdaq as a result of the delay in filing its Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2022 (the “Second Quarter Form 10-Q”), indicating that any additional Nasdaq exception to allow the Company to regain compliance with all delinquent filings, including the Second Quarter Form 10-Q, would be limited to September 27, 2022. Because the Company did not file the 2021 Form 10-K, the First Quarter Form 10-Q and the Second Quarter Form 10-Q with the SEC before September 27, 2022, Nasdaq notified the Company on September 28, 2022, that the Nasdaq Listing Qualifications Department has initiated a process to delist the Company’s securities from Nasdaq as a result of the Company not being in compliance with the Listing Rule. On October 5, 2022, the Company appealed Nasdaq’s delisting determination by requesting a hearing before the Nasdaq Hearing Panel (the “Panel”), which request automatically stays the suspension of the Company’s securities for a period of 15 days from the date of the request. The Nasdaq Staff granted the Company’s request for a hearing, which is scheduled for November 3, 2022, and the Company’s request to extend the stay of any trading suspension pending the hearing and the issuance of a final Panel decision.

There can be no assurance that our appeal will be successful.

Goodwill

Due to the decrease in the share price over the second quarter of 2022, the Company will record a goodwill impairment of $851.5 million as of June 30, 2022. The amount was not recorded at December 31, 2021 or March 31, 2022 as the decline in the share price was considered temporary under the ASC 350 guidance as of those dates.